Note 7 - Right-of-use Asset and Lease Obligation - Right-of-use Assets (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right-of-use assets	$ 469,242	$ 514,181
Gross carrying amount [member]
Statement Line Items [Line Items]
Right-of-use assets	469,242	597,562
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Right-of-use assets	(128,320)	$ (83,381)
Charge for the period	$ (44,939)